Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Long-term income taxes receivable (Note 8)	$ 64	$ 67
Ammonia catalysts - net of accumulated amortization of $61 (2016 - $53)	42	39
Accrued pension benefit asset (Note 26)	24	23
Investment tax credits receivable	24	23
Margin deposits on derivative instruments	17	34
Upfront lease costs - net of accumulated amortization of $12 (2016 - $11)	15	16
Other - net of accumulated amortization of $23 (2016 - $21)	60	48
Other assets	$ 246	$ 250